Employee Benefit Plan - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Employees Benefit [Abstract]
Individual contributions under defined contribution pension plan	3.00%	2.00%
Total expense under the defined contribution plan	$ 6	$ 6